Warrants (Details) - Schedule of Warrants Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability [Abstract]
Beginning balance	$ 28	$ 1,091
Fair value change of the issued warrants included in earnings	(11)	(1,063)	$ (61)
Ending balance	$ 17	$ 28	$ 1,091